UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06385

Nuveen Ohio Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments
	Nuveen Ohio Quality Income Municipal Fund (NUO)
	November 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 145.2% (100.0% of Total Investments)
	MUNICIPAL BONDS – 145.2% (100.0% of Total Investments)
	Consumer Staples – 4.5% (3.1% of Total Investments)
$ 400	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	No Opt. Call	Aa1	$ 420,532
	Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
15,035	5.125%, 6/01/24	6/17 at 100.00	B–	12,802,303
1,085	5.875%, 6/01/47	6/17 at 100.00	B	890,362
16,520	Total Consumer Staples			14,113,197
	Education and Civic Organizations – 9.7% (6.7% of Total Investments)
4,375	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014, 5.000%, 9/01/33	9/24 at 100.00	AA	5,116,344
	Miami University of Ohio, General Receipts Bonds, Series 2011:
130	5.000%, 9/01/33	No Opt. Call	AA	148,361
1,960	5.000%, 9/01/36	9/21 at 100.00	AA	2,203,334
	Miami University of Ohio, General Receipts Bonds, Series 2012:
480	4.000%, 9/01/32	9/22 at 100.00	AA	504,998
1,000	4.000%, 9/01/33	9/22 at 100.00	AA	1,048,580
3,150	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	3,216,308
	2006, 5.000%, 7/01/41
1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	B1	976,180
	2005, 5.000%, 12/01/29
2,420	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	A	2,583,205
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project,
	Series 2012:
120	5.000%, 11/01/27	5/22 at 100.00	AA	138,906
590	5.000%, 11/01/32	5/22 at 100.00	AA	668,216
5,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/22 at 100.00	A	5,510,650
	2013, 5.000%, 12/01/43
2,250	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series	12/16 at 100.00	AA–	2,401,740
	2006, 5.000%, 12/01/44 – NPFG Insured
3,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds,	11/18 at 100.00	A–	3,462,060
	Xavier University 2008C, 5.750%, 5/01/28
950	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series	12/18 at 100.00	A3	1,071,790
	2008A, 5.500%, 12/01/28
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39	12/22 at 100.00	Aa3	1,119,900
27,425	Total Education and Civic Organizations			30,170,572
	Health Care – 31.4% (21.6% of Total Investments)
3,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/23 at 100.00	A1	3,274,320
	Children’s Hospital Medical Center, Improvement Series 2013, 5.000%, 11/15/38
1,950	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series	6/20 at 100.00	AA–	2,174,913
	2010A, 5.250%, 6/01/38
3,500	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	A–	3,879,435
	5.500%, 11/01/40
6,575	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	A3	6,786,255
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
2,400	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	2,563,296
	Series 2013, 5.000%, 6/15/43
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,
	Improvement Series 2009:
250	5.000%, 11/01/34	11/19 at 100.00	Aa2	273,508
2,615	5.250%, 11/01/40	11/19 at 100.00	Aa2	2,908,403
2,470	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	2,638,825
	2008A, 5.000%, 11/01/40
250	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	272,915
	5.000%, 11/15/41
4,480	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond	11/21 at 100.00	AA+	5,301,274
	Trust 11-21B, 9.416%, 11/15/41 (IF) (4)
3,225	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series	6/21 at 100.00	A2	3,751,449
	2011A, 6.250%, 12/01/34
1,865	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	A3	2,071,586
	Series 2008C, 6.000%, 8/15/43
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
90	5.000%, 11/15/38	11/18 at 100.00	AA	96,418
40	5.125%, 11/15/40	11/18 at 100.00	AA	42,945
3,965	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	4,725,328
	2011A, 6.000%, 11/15/41
1,500	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A	1,587,030
	Inc., Series 2006, 5.250%, 5/15/21
820	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	885,461
	Project, Refunding Series 2011, 5.250%, 8/01/41
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
3,700	5.000%, 5/01/30	5/15 at 100.00	A+	3,710,360
2,500	5.000%, 5/01/32	5/15 at 100.00	A+	2,504,325
6,105	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	6,170,140
	Group Project, Series 2013, 5.000%, 2/15/44
95	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	AA+	102,025
	System Inc., Series 2007A, 5.250%, 1/15/46 – BHAC Insured
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
3,000	5.000%, 1/01/25	1/18 at 100.00	Aa2	3,305,010
240	5.250%, 1/01/33	1/18 at 100.00	Aa2	264,444
1,100	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic	1/22 at 100.00	Aa2	1,229,514
	Health System Obligated Group, Series 2012A, 5.000%, 1/01/38
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health
	System Project, Series 2010:
1,500	5.750%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	1,719,045
1,520	5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	1,693,174
8,050	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	9,058,665
	Obligated Group, Series 2009A, 5.500%, 1/01/39
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System
	Obligated Group, Tender Option Bond Trust 3551:
875	19.975%, 1/01/17 (IF)	No Opt. Call	Aa2	1,228,780
5,350	20.425%, 1/01/33 (IF)	1/19 at 100.00	Aa2	8,031,420
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2013A:
1,000	5.000%, 1/15/28	1/23 at 100.00	A	1,136,360
2,000	5.000%, 1/15/29	1/23 at 100.00	A	2,261,980
	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008:
1,425	5.750%, 12/01/28	12/18 at 100.00	A–	1,603,196
1,385	5.750%, 12/01/35	12/18 at 100.00	A–	1,543,624
1,000	5.750%, 12/01/35 – AGC Insured	12/18 at 100.00	AA	1,114,530
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County
	Hospital Project, Series 2012:
2,635	5.000%, 12/01/37	No Opt. Call	Baa2	2,747,962
4,920	5.000%, 12/01/42	No Opt. Call	Baa2	5,103,959
87,395	Total Health Care			97,761,874
	Housing/Multifamily – 2.7% (1.9% of Total Investments)
1,350	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project,	2/15 at 100.00	N/R	1,352,754
	Series 1994A, 5.950%, 2/20/30
670	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler	5/15 at 100.00	Aaa	671,340
	Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)
1,600	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aa1	1,698,624
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
1,180	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	A1	1,203,258
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
3,390	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	Aa1	3,548,957
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
8,190	Total Housing/Multifamily			8,474,933
	Industrials – 2.3% (1.6% of Total Investments)
2,055	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	5/15 at 100.00	BBB+	2,064,741
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
680	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	11/15 at 100.00	BBB+	698,550
	Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)
3,495	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa1	4,383,010
	Series 1992, 6.450%, 12/15/21
1,600	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	52,704
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)
7,830	Total Industrials			7,199,005
	Long-Term Care – 1.1% (0.7% of Total Investments)
895	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	973,035
	Services, Improvement Series 2010A, 5.625%, 7/01/26
2,220	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	2,451,879
	Refunding & improvement Series 2010, 6.625%, 4/01/40
3,115	Total Long-Term Care			3,424,914
	Materials – 0.7% (0.4% of Total Investments)
2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	2,070,420
	4.500%, 12/01/15
	Tax Obligation/General – 31.0% (21.4% of Total Investments)
125	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School	6/18 at 100.00	AA	139,351
	Improvement Series 2008, 5.250%, 12/01/31
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements,
	Series 2012:
1,140	5.000%, 12/01/26	6/22 at 100.00	Aaa	1,335,624
2,545	5.000%, 12/01/28	6/22 at 100.00	Aaa	2,958,537
1,605	5.000%, 12/01/29	6/22 at 100.00	Aaa	1,854,947
	Cincinnati, Ohio, General Obligation Bonds, Various Purpose Series 2012A:
1,960	5.000%, 12/01/31	12/20 at 100.00	Aa2	2,234,204
875	5.000%, 12/01/32	12/20 at 100.00	Aa2	997,413
2,000	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/29	12/19 at 100.00	AA	2,270,960
1,140	Columbia Local School District, Lorain County, Ohio, General Obligation Bonds, School	11/21 at 100.00	A2	1,287,288
	Facilities Improvement Series 2011, 5.000%, 11/01/39 – AGM Insured
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
4,310	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA+	2,893,519
5,835	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	3,771,336
1,730	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/31	12/23 at 100.00	AAA	2,068,440
	Franklin County, Ohio, General Obligation Bonds, Various Purpose Series 2007:
3,355	5.000%, 12/01/27	12/17 at 100.00	AAA	3,714,287
1,840	5.000%, 12/01/28	12/17 at 100.00	AAA	2,030,974
	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation
	Bonds, Refunding School Improvement Series 2014:
1,260	5.000%, 11/01/30	11/24 at 100.00	Aa2	1,488,539
1,540	5.000%, 11/01/31	11/24 at 100.00	Aa2	1,810,609
	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School
	Improvement Series 2013:
555	5.250%, 1/01/38	1/22 at 100.00	AA	621,983
1,355	5.250%, 1/01/41	1/22 at 100.00	AA	1,512,194
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009,	12/19 at 100.00	Aa1	1,556,881
	5.125%, 12/01/36
12,750	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AA	13,736,850
	AGM Insured
6,580	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	AA–	7,099,359
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
2,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011,	No Opt. Call	Aa1	1,879,330
	0.000%, 12/01/21
	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007:
1,010	5.000%, 12/01/25 – FGIC Insured	12/17 at 100.00	Aa2	1,123,544
775	5.000%, 12/01/30 – FGIC Insured	12/17 at 100.00	Aa2	847,439
2,620	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	AA	2,903,563
1,130	Marysville Exempted Village School District, Union County, Ohio, General Obligation Bonds,	12/15 at 100.00	AA	1,182,737
	Series 2006, 5.000%, 12/01/25 – AGM Insured
4,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	A2	5,552,055
	Series 2007, 5.250%, 12/01/31 – AGM Insured
1,500	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	1,674,300
	5.250%, 12/01/36
1,305	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	Baa1	1,569,497
	5.500%, 12/01/24 – AMBAC Insured
725	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities	6/22 at 100.00	Aa3	797,515
	Construction & Improvement Series 2012, 5.000%, 12/01/36
2,500	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	12/22 at 100.00	AA+	2,545,473
	Refunding School Improvement Series 2013, 4.000%, 12/01/43
985	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	AA–	1,020,913
	5.000%, 12/01/28 – NPFG Insured
2,300	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	2,547,687
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
500	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding	12/15 at 100.00	AA	522,815
	Series 2005, 5.000%, 12/01/24 – AGM Insured
1,000	Ohio State, General Obligation Bonds, Highway Capital Improvement Series 2012Q, 5.000%, 5/01/28	5/22 at 100.00	AAA	1,174,980
3,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R,	5/24 at 100.00	AAA	3,610,890
	5.000%, 5/01/29
500	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/18 at 100.00	AA+	552,100
	Bonds, Series 2008, 5.000%, 12/01/36
5,000	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment,	6/22 at 100.00	Aa2	5,489,700
	Series 2012, 5.000%, 6/01/42
2,250	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation	6/22 at 100.00	AA	2,530,393
	Bonds, School Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36
1,500	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds,	No Opt. Call	AA	1,891,215
	Refunding Series 2007, 5.250%, 12/01/32
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series	12/14 at 100.00	Aaa	70,335
	1996, 5.950%, 12/01/21
700	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School	6/17 at 100.00	AA	758,450
	Improvement Series 1995, 5.250%, 12/01/36 – AGC Insured
1,000	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	6/19 at 100.00	Aa3	1,081,780
	School Improvement Series 2009, 5.125%, 12/01/37
90,885	Total Tax Obligation/General			96,710,006
	Tax Obligation/Limited – 27.7% (19.1% of Total Investments)
30	Cincinnati City School District, Ohio, Certificates of Participation, School Improvement	12/16 at 100.00	AA	32,084
	Project, Series 2006, 5.000%, 12/15/32 – AGM Insured
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien
	Series 2013A-2:
1,315	5.000%, 10/01/27	10/23 at 100.00	AA	1,532,028
1,520	5.000%, 10/01/30	10/23 at 100.00	AA	1,750,037
1,600	5.000%, 10/01/31	10/23 at 100.00	AA	1,834,128
3,000	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Series 2014A-1,	11/23 at 100.00	AA	3,391,680
	5.000%, 11/15/38
500	Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Hubbard Avenue	12/19 at 100.00	BBB	506,510
	Parking Facility Project, Series 2012A, 5.000%, 12/01/36
6,750	Cuyahoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical	12/20 at 100.00	Aa2	7,742,723
	Mart- Convention Center Project, Series 2010F, 5.000%, 12/01/27
300	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio,	12/19 at 100.00	Aa2	329,979
	Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34
5,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue	12/15 at 100.00	Aaa	5,218,800
	Anticipation Bonds, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
10,350	Franklin County Convention Facilities Authority, Ohio, Tax and Lease Revenue Anticipation and	12/24 at 100.00	Aaa	11,882,111
	Refunding Bonds, Columbus City & Franklin County Lessees, Series 2014, 5.000%, 12/01/35
	(WI/DD, Settling 12/01/14)
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement
	Bonds, Refunding Series 2012:
1,010	5.250%, 12/01/27	12/21 at 100.00	AAA	1,183,175
1,090	5.250%, 12/01/28	12/21 at 100.00	AAA	1,264,629
760	5.250%, 12/01/30	12/21 at 100.00	AAA	870,717
600	5.000%, 12/01/31	12/14 at 100.00	AAA	670,716
7,250	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 –	12/16 at 100.00	A+	7,722,483
	AMBAC Insured
5,565	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 –	No Opt. Call	AA	3,375,952
	AGM Insured
5,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A+	5,622,800
1,750	Hudson City School District, Ohio, Certificates of Participation, Series 2012, 4.000%,	6/22 at 100.00	Aa3	1,799,753
	6/01/34 – NPFG Insured
20,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	23,235,129
	2013A, 5.000%, 1/01/38
1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series	10/22 at 100.00	A1	1,146,490
	2012C, 5.000%, 10/01/24
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A:
1,645	5.000%, 12/01/23	12/22 at 100.00	AA+	1,955,346
1,200	5.000%, 12/01/24	12/22 at 100.00	AA+	1,414,908
	Vermilion Local School District, East and Lorain Counties, Ohio, Certificates of
	Participation, Series 2012:
765	5.000%, 12/01/24	No Opt. Call	Aa3	872,069
805	5.000%, 12/01/25	12/20 at 100.00	Aa3	910,584
79,505	Total Tax Obligation/Limited			86,264,831
	Transportation – 5.2% (3.6% of Total Investments)
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
2,150	5.000%, 1/01/30	1/22 at 100.00	A–	2,333,352
1,500	5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA	1,658,520
3,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	4,083,849
2,050	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	2,355,327
	2013A-1, 5.250%, 2/15/39
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien
	Series 2013A-2:
11,250	0.000%, 2/15/38	No Opt. Call	A+	4,077,563
5,000	0.000%, 2/15/40	No Opt. Call	A+	1,660,500
25,500	Total Transportation			16,169,111
	U.S. Guaranteed – 12.1% (8.3% of Total Investments) (6)
3,000	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa1 (6)	3,073,740
	2005, 5.000%, 12/01/30 (Pre-refunded 6/01/15) – AGM Insured
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements,
	Series 2012:
110	5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	134,346
245	5.000%, 12/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	299,226
160	5.000%, 12/01/29 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	195,413
95	Cincinnati City School District, Ohio, Certificates of Participation, School Improvement	12/16 at 100.00	AA (6)	103,902
	Project, Series 2006, 5.000%, 12/15/32 (Pre-refunded 12/15/16) – AGM Insured
1,165	Cleveland-Cuyahoga County Port Authority, Ohio, Student Housing Facility Revenue Bonds, Euclid	8/15 at 100.00	N/R (6)	1,172,386
	Avenue Housing Corporation – Fenn Tower Project, Series 2005, 5.000%, 8/01/23 (Pre-refunded
	8/01/15) – AMBAC Insured
1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%,	No Opt. Call	BBB+ (6)	1,000,410
	12/01/14 – SYNCORA GTY Insured (ETM)
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa2 (6)	1,224,552
	2005, 5.000%, 12/01/24 (Pre-refunded 6/01/15) – NPFG Insured
2,620	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32 (Pre-refunded 12/01/15)	12/15 at 100.00	AA+ (6)	2,759,303
	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
1,085	5.000%, 12/01/18 (Pre-refunded 1/05/15) – FGIC Insured	1/15 at 100.00	AA– (6)	1,090,425
1,415	5.000%, 12/01/21 (Pre-refunded 1/05/15) – FGIC Insured	1/15 at 100.00	AA– (6)	1,422,075
1,850	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, School	12/15 at 100.00	Aa1 (6)	1,939,817
	Construction, Series 2005, 5.000%, 12/01/26 (Pre-refunded 12/01/15) – NPFG Insured
3,000	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006A,	12/16 at 100.00	Aa1 (6)	3,276,060
	5.000%, 12/01/25 (Pre-refunded 12/01/16) – NPFG Insured
1,000	Marysville Exempted Village School District, Ohio, Certificates of Participation, School	6/15 at 100.00	N/R (6)	1,025,950
	Facilities Project, Series 2005, 5.250%, 12/01/21 (Pre-refunded 6/01/15) – NPFG Insured
1,885	Marysville Exempted Village School District, Union County, Ohio, General Obligation Bonds,	12/15 at 100.00	AA (6)	1,976,724
	Series 2006, 5.000%, 12/01/25 (Pre-refunded 12/01/15) – AGM Insured
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Series	6/17 at 100.00	Aa1 (6)	1,111,050
	2007, 5.000%, 12/01/31 (Pre-refunded 6/01/17)
2,680	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	AA– (6)	2,810,409
	5.000%, 12/01/28 (Pre-refunded 12/01/15) – NPFG Insured
1,595	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AA (6)	1,621,493
	Series 2005A, 5.000%, 4/01/25 (Pre-refunded 4/01/15) – AGM Insured
2,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AA (6)	2,033,220
	Project, Series 2005A, 5.000%, 4/01/23 (Pre-refunded 4/01/15) – AGM Insured
3,850	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A (6)	3,883,341
	Hospitals Health System, Series 2009, 6.750%, 1/15/39 (Pre-refunded 1/15/15)
1,220	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	1,396,607
	Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured
	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water
	Quality Project, Series 2005B:
1,225	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,255,294
275	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	281,801
2,300	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A– (6)	2,515,625
	5.250%, 11/15/36 (Pre-refunded 11/15/16)
35,970	Total U.S. Guaranteed			37,603,169
	Utilities – 4.9% (3.4% of Total Investments)
	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project
	Series 2008A:
50	5.000%, 2/15/38 – AGC Insured	2/18 at 100.00	AA	54,466
5,000	5.250%, 2/15/43	2/18 at 100.00	A1	5,475,448
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
2,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	AA–	1,188,840
6,895	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	AA–	3,233,548
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	AA–	927,103
1,500	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern	12/14 at 100.00	Baa1	1,671,150
	Power Company Project, Series 2009B, 5.800%, 12/01/38
2,025	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,286,630
	Project, Series 2009E, 5.625%, 10/01/19
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	No Opt. Call	AA–	572,100
	Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured
20,575	Total Utilities			15,409,285
	Water and Sewer – 11.9% (8.2% of Total Investments)
8,150	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37	12/21 at 100.00	AAA	9,368,751
865	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A1	945,324
	AMBAC Insured
	Cleveland, Ohio, Water Revenue Bonds, Second Lien Series 2012A:
2,500	5.000%, 1/01/25	1/22 at 100.00	Aa2	2,933,050
1,975	5.000%, 1/01/26	1/22 at 100.00	Aa2	2,304,470
2,035	Cleveland, Ohio, Water Revenue Bonds, Senior Lien Series 2012X, 5.000%, 1/01/42	1/22 at 100.00	Aa1	2,260,924
1,020	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	1,177,121
	1993G, 5.500%, 1/01/21 – NPFG Insured
1,275	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater	12/24 at 100.00	AA+	1,514,063
	Cincinnati, Refunding Series 2014A, 5.000%, 12/01/31
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – AGM Insured	10/15 at 100.00	A1	1,269,788
2,025	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 –	12/20 at 100.00	A2	2,231,084
	AGM Insured
1,670	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/24 –	12/16 at 100.00	A–	1,820,751
	SYNCORA GTY Insured
225	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 5.000%, 12/01/37 –	12/17 at 100.00	A–	245,477
	SYNCORA GTY Insured
2,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013,	5/23 at 100.00	AA+	2,281,760
	5.000%, 11/15/38
4,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	4,957,400
	2014, 5.000%, 12/01/23
	Toledo, Ohio, Sewerage System Revenue Bonds, Refunding Series 2013:
820	5.000%, 11/15/25	11/23 at 100.00	Aa3	962,582
605	5.000%, 11/15/26	11/23 at 100.00	Aa3	703,421
1,075	5.000%, 11/15/27	11/23 at 100.00	Aa3	1,242,883
695	5.000%, 11/15/28	11/23 at 100.00	Aa3	797,943
32,155	Total Water and Sewer			37,016,792
$ 437,065	Total Long-Term Investments (cost $419,650,217)			452,388,109
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.5)% (7)			(148,000,000)
	Other Assets Less Liabilities – 2.3% (8)			7,268,973
	Net Assets Applicable to Common Shares – 100%			$ 311,657,082

Investments in Derivatives as of November 30, 2014
Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (9)	Current Credit Spread (10)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation) (8)
Goldman Sachs	Commonwealth of Puerto Rico	Buy	25.0%	$3,850,000	5.000%	12/20/19	$932,536	$2,501

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$452,388,109	$ —	$452,388,109
Investments in Derivatives:
Credit Default Swaps*	—	2,501	—	2,501
Total	$ —	$452,390,610	$ —	$452,390,610
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments (excluding investments in derivatives) was $419,107,435.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$34,785,617
Depreciation	(1,504,943)
Net unrealized appreciation (depreciation) of investments	$33,280,674

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.7%.
(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(9)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(10)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Quality Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2015